Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 100,000	$ 1,000	$ 1,000
Preferred stock, shares authorized	0.01	100,000	100,000
Preferred stock, shares issued	5,000	0	0
Preferred stock, shares outstanding	5,000	0	0
Common stock, par value	$ 1,000,000,000	$ .005	$ .005
Common stock, shares authorized	0.005	1,000,000,000	1,000,000,000
Common stock, shares issued	63,999,128	48,281,128	47,281,128
Common stock, shares outstanding	63,999,128	48,281,128	47,281,128